UNREALIZED LOSSES ON SECURITIES (Tables)	12 Months Ended
Jun. 30, 2013
UNREALIZED LOSSES ON SECURITIES [Abstract]
Schedule of Gross Unrealized Losses and Fair Value

	2013
	Less Than Six Months		Six through Twelve Months		Twelve Months or Greater		Total
	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses
	(Dollars in Thousands)

U.S. government agencies securities	$9,667	$(328)	$-	$-	$-	$-	$9,667	$(328)
Corporate debt securities	15,042	(78)	2,322	(29)	-	-	17,364	(107)
Foreign debt securities [1]	-	-	518	(5)	-	-	518	(5)
Collateralized mortgage obligations:
Agency	49,176	(235)	782	(13)	4,900	(8)	54,858	(256)
Private-label	-	-	-	-	109	(3)	109	(3)

Total	$73,885	$(641)	$3,622	$(47)	$5,009	$(11)	$82,516	$(699)

	2012
	Less Than Six Months		Six through Twelve Months		Twelve Months or Greater		Total
	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses
	(Dollars in Thousands)

U.S. government agencies securities	$7,725	$(2)	$-	$-	$357	$(2)	$8,082	$(4)
Corporate debt securities	17,670	(61)	2,001	(68)	-	-	19,671	(129)
Foreign debt securities [1]	1,093	(2)	575	(1)	-	-	1,668	(3)
Collateralized mortgage obligations:
Agency	11,279	(12)	272	(1)	11,260	(11)	22,811	(24)
Private-label	624	(4)	-	-	3,838	(84)	4,462	(88)

Total	$38,391	$(81)	$2,848	$(70)	$15,455	$(97)	$56,694	$(248)

Schedule of Changes in the Credit Loss

	Twelve Months Ended June 30,
	2013	2012
	(Dollars in Thousands)

Beginning balance	$324	$194
Initial credit impairment	-	24
Subsequent credit impairment	12	106
Reductions for amounts recognized in earnings due to intent or requirement to sell	-	-
Reductions for securities sold	-	-
Reduction for actual realized losses	(20)	-
Reduction for increase in cash flows expected to be collected	-	-

Ending Balance	$316	$324